Income Tax - Income Tax (credit)/Expense in Consolidated Income Statement (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRC income tax
Provision for the year	¥ 2,159	¥ 1,716	¥ 1,611
Under provision in prior year	35	48	10
Current tax expense	2,194	1,764	1,621
Deferred tax (Note 29)
Origination and reversal of temporary differences	(5,088)	(5,132)	(650)
Income tax (credit)/expense	¥ (2,894)	¥ (3,368)	¥ 971